Basis of Preparation	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Disclosure of basis of preparation of financial statements [text block]

Note 2 - Basis of Preparation

A.	Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board. The consolidated financial statements were authorized to be issued by the Company’s Board of Directors on April 23, 2020.

B.	Functional currency and presentation currency

The consolidated financial statements are presented in NIS, which is the Group’s functional currency, and have been rounded to the nearest million. NIS is the currency that represents the principal economic environment in which the Group operates.

C.	Convenience translation into U.S. Dollars (“US$”)

For the convenience of the reader, the reported NIS figures as at December 31, 2019, have been presented in US$, translated at the representative rate of exchange as at December 31, 2019 (NIS 3.456 = US$ 1.00). The US$ amounts presented in these financial statements are merely supplementary information and should not be construed as complying with IFRS translation method or as representing amounts that are receivable or payable in US$ or convertible into US$, unless otherwise indicated.

D.	Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following items:

●	Derivative financial instruments, including financial derivatives, at fair value through profit or loss

●	Inventories measured at the lower of cost and net realizable value

●	Deferred tax assets and liabilities

●	Provisions

●	Assets and liabilities for employee benefits

E.	Operating cycle

The Group’s operating cycle is up to one year. As a result, current assets and current liabilities include items the realization of which is intended and anticipated to take place within one year from the date of the financial statements.

F.	Classification of expenses recognized in the statement of income

Costs and expenses in the statement of income are presented and analyzed on the basis of the function of the expenses. The classification is compatible with the understanding of the Group’s businesses, which address a wide range of services using common infrastructure. All of the costs and expenses are used to provide services.

G.	Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires the Group’s management to make judgments and use estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about significant estimates and judgments, for which changes in the assessments and assumptions could potentially have a material effect on the financial statements:

Subject	Principal assumptions	Possible effects	Reference
Measurement of recoverable amounts of cash-generating units	Assumption of expected cash flows from cash-generating units	Recognition of impairment loss	Note 9
Deferred taxes	Assumption of anticipated future realization of the tax benefit, including assumption that it is more likely than not that the carryforward losses in DBS will not be utilized.	Recognition of a deferred tax asset	Note 21
Useful life and expected operation of fixed assets, intangible assets, and other long-term assets	Assumptions of the useful life of groups of fixed assets, intangible assets, and additional assets	Change in the value of fixed assets, intangible assets, additional assets, and depreciation, amortization and impairment expenses	Notes 8, 9, 10 and 11
Uncertain tax positions	The extent of the certainty that the Group’s tax positions will be accepted (uncertain tax positions) and the risk of it incurring any additional tax and interest expenses. This is based on an analysis of a number of matters including interpretations of tax laws and the Group’s past experience	Recognition or reversal of income tax expenses	Note 21
Provisions and contingent liabilities, including levies	Assessment of the likelihood of claims against Group companies and measuring potential liabilities attributable to claims	Reversal or creation of a provision for a claim, recognition of income /expenses and recognition of profit or loss for such change, respectively	Note 17,22
	The Company’s assessments of the estimated payment to the authorities for the levies on the real estate asset in the Sakia property	Change in capital gain for the sale of a real estate asset in the Sakia property
Employee benefits	Actuarial assumptions such as discount rate, future salary increases and churn rate	An increase or decrease in liabilities for employee benefits and a liability for early retirement	Note 20
Unavoidable costs of a contract	Assuming that the economic benefits will exceed the unavoidable costs of the contract	Recognition of a provision for an onerous contract	Note 3.13
The existence of effective control over Bezeq	The practical ability to appoint most of the members of the board of directors of Bezeq, as a result of the control permit in Bezeq, the composition and distribution of the holdings of the other shareholders of Bezeq and the restrictions on these shareholders under the Telecommunications Law	Consolidation of Bezeq’s reports or treatment of Bezeq using the equity method.	Note 12D

H.	Determination of fair value

When preparing the financial statements, the Group is required to determine the fair value of certain assets and liabilities. Further information about the assumptions made in determining fair values is disclosed in Note 19E regarding fair value.

I.	Initial application of new standards

Initial application of IFRIC 23, Uncertainty Over Income Tax Treatments

As from January 1, 2019, the Group applies the interpretation of IFRIC 23, Uncertainty Over Income Tax Treatments. IFRIC 23 clarifies application of recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. Application of IFRIC 23 did not have a material effect on the Group’s financial statements.